Commitments and Contingencies (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Lease cost	$ 530
Rent expenses	$ 5,666	$ 5,052